Interest expense and finance costs (Details) - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Interest Expense And Finance Costs [Line Items]
Interest incurred	$ 5,109,737	$ 4,303,181
Amortization of deferred finance fees	592,254	607,740
Interest expense and finance costs	$ 5,701,991	$ 4,910,921